OPERATING REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Receivables (billed)	$ 728	$ 748
Contract assets (unbilled)	41	38
Contract liabilities	(233)	(243)
Customer acquisition costs	$ 128	$ 101